BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (14.9%)
$2,640,000	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1	12/20/30	3.199%	$2,466,058
2,270,000	ABPCI Direct Lending Fund ABS II LLC 2022-2A1	03/01/32	4.987	2,083,177
1,192,299	Adams Outdoor Advertising LP 2018-1[1]	11/15/48	4.810	1,134,674
1,480,000	Ares PBN Finance Co. LLC[1,2]	09/15/36	6.000	1,369,000
2,807,977	BHG Securitization Trust 2022-A1	02/20/35	1.710	2,637,070
546,668	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	501,584
1,430,000	CARS-DB4 LP 2020-1A1	02/15/50	4.170	1,322,594
1,028,857	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	2.280	915,372
2,382,491	CF Hippolyta Issuer LLC 2022-1A1	08/15/62	5.970	2,371,514
1,750,000	CFG Investments, Ltd. 2021-1[1]	05/20/32	5.820	1,679,586
2,000,000	Credit Acceptance Auto Loan Trust 2020-2A1	09/17/29	1.930	1,950,220
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,480,440
1,070,000	Elm Trust 2020-3A1	08/20/29	2.954	1,003,424
2,490,000	Elm Trust 2020-4A1	10/20/29	2.286	2,332,674
25,962	FCI Funding LLC 2019-1A1	02/18/31	3.630	25,931
4,460,000	Flexential Issuer 2021-1A1	11/27/51	3.250	4,037,323
728,376	FNA LLC 2019-1[2]	12/10/31	3.000	640,970
1,670,000	FREED ABS Trust 2022-2CP1	05/18/29	4.490	1,625,612
1,348,236	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	1,223,701
1,266,781	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	1,147,630
4,270,000	Golub Capital Partners ABS Funding, Ltd. 2021-1A1	04/20/29	2.773	3,926,810
767,768	Lendmark Funding Trust 2019-2A1 .	04/20/28	2.780	751,381
486,722	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	484,007
318,195	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	314,349
1,070,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	1,025,772
1,870,000	Monroe Capital ABS Funding II, Ltd. [1]	04/22/33	6.650	1,869,674
1,260,000	Monroe Capital ABS Funding, Ltd. 2021-1A1	04/22/31	2.815	1,158,837
1,790,000	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	5.150	1,599,668
2,700,000	Neuberger Berman Loan Advisers CLO 40, Ltd. 2021-40A (3-
	Month USD-LIBOR + 1.060%)[1,3]	04/16/33	5.852	2,669,625
2,520,000	New Residential Advance Receivables Trust Advance
	Receivables Backed 2020-T1[1]	08/15/53	1.426	2,443,151
265,761	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate - 0.550%)[1,3]	02/25/44	6.950	262,031
126,066	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate + 0.750%)[1,3]	02/25/44	8.250	124,813
3,550,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	3,382,319
1,660,000	NFAS2 LLC 2022-1[1]	09/15/28	6.860	1,660,646
3,960,000	Niagara Park CLO, Ltd. 2019-1A (3-Month USD-LIBOR + 1.000%)[1,3]	07/17/32	5.792	3,906,104
2,180,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	2,011,175

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$603,791	OneMain Financial Issuance Trust 2020-1A1	05/14/32	3.840%	$599,965
2,930,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	2,849,166
5,630,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	5,058,581
413,154	Oxford Finance Funding LLC 2019-1A1	02/15/27	4.459	410,168
1,393,183	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	1,379,155
529,602	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate - 0.500%)[1,3]	12/27/44	7.000	504,155
5,150,000	Regional Management Issuance Trust 2022-1[1]	03/15/32	3.070	4,740,254
2,060,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	1,960,891
2,130,000	Sabey Data Center Issuer LLC 2020-1[1]	04/20/45	3.812	2,033,424
878,066	Santander Drive Auto Receivables Trust 2020-1	12/15/25	4.110	873,545
1,940,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	1,852,281
2,310,000	Southwick Park CLO LLC 2019-4A (3-Month USD-LIBOR + 1.060%)[1,3]	07/20/32	5.868	2,282,280
2,142,658	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	2,095,486
416,892	SWC Funding LLC 2018-1A1	08/15/33	4.750	409,862
1,409,100	Textainer Marine Containers VII, Ltd. 2020-1A1	08/21/45	2.730	1,301,876
4,697,168	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	3,506,571
5,734,550	VC 3 LS LP 2021-B1,2	10/15/41	4.750	4,755,662
1,836,576	VCP RRL ABS I, Ltd. 2021-1A1	10/20/31	2.152	1,684,755
	Total Asset Backed Securities (Cost $106,336,745)			98,836,993

	COMMERCIAL MORTGAGE BACKED SECURITIES (6.7%)
1,390,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 2.697%)[1,3]	04/15/37	7.175	1,348,236
4,740,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 3.889%)[1,3]	06/15/27	8.367	4,719,230
1,683,634	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.014%)[1,3]	02/15/38	5.497	1,634,332
1,250,000	BXMT, Ltd. 2020-FL3 (30-Day SOFR + 2.664%)[1,3]	11/15/37	6.960	1,193,750
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2,3]	11/15/31	8.459	118,445
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,3]	11/15/31	8.459	649,731
1,375,473	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.750%)[1,2,3]	11/15/31	9.209	887,180
890,000	Citigroup Commercial Mortgage Trust 2019-SMRT[1]	01/10/36	4.149	872,541
3,540,000	CSMC 2018-SITE[1,3,4]	04/15/36	4.782	3,341,314
5,679,969	DFVI 2021-1A1,2	12/15/29	2.982	5,426,162
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,3,4]	08/05/34	5.447	798,326

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES
	(continued)
$3,150,000	Intown Mortgage Trust 2022-STAY (1-Month CME Term
	SOFR + 4.134%)[1,3]	08/15/39	8.612%	$3,122,399
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,3,4]	11/15/47	3.883	172,332
2,691,735	Morgan Stanley Capital I Trust 2019-BPR (1-Month USD-LIBOR + 1.650%)[1,3]	05/15/36	6.109	2,588,252
5,860,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.896%)[1,3]	03/15/39	6.374	5,684,052
1,083,042	NADG NNN Operating LP 2019-1[1]	12/28/49	3.368	1,012,542
3,900,505	Ready Capital Mortgage Financing LLC 2021-FL7 (1-Month USD-LIBOR + 1.200%)[1,3]	11/25/36	5.706	3,783,566
2,270,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 2.650%)[1,3]	02/15/39	7.128	2,151,445
1,310,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 3.500%)[1,3]	02/15/39	7.978	1,229,467
890,000	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR +1.714%)[1,3]	07/15/38	6.197	864,878
9,507	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	9,384
2,915,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL (1-Month USD-LIBOR + 1.340%)[1,3]	02/15/37	5.799	2,806,596
	Total Commercial Mortgage Backed Securities (Cost $46,639,696)			44,414,160

	CORPORATE BONDS (44.7%)
	AEROSPACE/DEFENSE (0.7%)
2,220,000	BAE Systems, Plc.[1]	04/15/30	3.400	2,035,116
2,700,000	Boeing Co.	02/01/28	3.250	2,520,518
				4,555,634
	AGRICULTURE (0.3%)
1,890,000	Cargill, Inc.[1]	10/11/32	5.125	1,970,442
	AUTO MANUFACTURERS (0.8%)
2,945,000	Ford Motor Credit Co. LLC	11/04/27	7.350	3,088,569
2,230,000	General Motors Co.	10/15/29	5.400	2,215,377
				5,303,946
	BANKS (8.8%)
2,790,000	ASB Bank, Ltd. (5-Year CMT Index + 2.250%)[1,3]	06/17/32	5.284	2,690,911
1,635,000	Bank Leumi Le-Israel BM1	07/27/27	5.125	1,633,937
5,910,000	Bank of America Corp. (5-Year CMT Index + 2.760%)[3,5]		4.375	5,363,916
3,035,000	Bank of New Zealand[1]	02/07/28	4.846	3,045,899
3,095,000	Bank of Nova Scotia	03/11/27	2.951	2,898,984
2,920,000	Comerica Bank (SOFR + 2.610%)[3]	08/25/33	5.332	2,904,370
2,710,000	DNB Bank ASA (SOFR + 1.950%)[1,3]	10/09/26	5.896	2,741,654

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$2,470,000	Goldman Sachs Group, Inc. (SOFR + 1.725%)[3]	08/23/28	4.482%	$2,427,188
2,140,000	HSBC Holdings, Plc (SOFR + 3.350%)[3]	11/03/28	7.390	2,332,838
1,735,000	HSBC Holdings, Plc.	03/31/30	4.950	1,740,430
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%)[3]	06/04/31	2.848	964,638
2,020,000	JPMorgan Chase & Co. (3-Month CME Term SOFR + 1.585%)[3]	03/13/26	2.005	1,900,251
2,025,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 3.750%)[3]	11/15/33	7.953	2,313,394
2,000,000	Morgan Stanley (SOFR + 1.610%)[3]	04/20/28	4.210	1,941,922
2,055,000	Morgan Stanley (SOFR + 2.560%)[3]	10/18/33	6.342	2,259,048
2,810,000	National Australia Bank, Ltd.[1]	01/12/33	6.429	2,921,025
2,445,000	NatWest Group, Plc (1-Year CMT Index + 2.850%)[3]	11/10/26	7.472	2,586,385
1,525,000	UBS Group AG (1-Year CMT Index + 1.750%)[1,3]	05/12/28	4.751	1,499,144
4,025,000	UBS Group AG (1-Year CMT Index + 2.200%)[1,3]	01/12/34	5.959	4,239,700
6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[3,5]		3.700	5,329,875
1,245,000	Wells Fargo & Co. (SOFR + 2.000%)[3]	04/30/26	2.188	1,171,237
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[3]	06/02/28	2.393	1,055,806
3,020,000	Wells Fargo & Co. (SOFR + 1.500%)[3]	03/02/33	3.350	2,663,041
				58,625,593
	BEVERAGES (0.4%)
1,310,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/39	5.450	1,371,788
1,180,000	Diageo Capital, Plc.	01/24/33	5.500	1,277,370
				2,649,158
	BUILDING MATERIALS (0.4%)
2,530,000	James Hardie International Finance DAC[1]	01/15/28	5.000	2,402,176

	COMPUTERS (0.5%)
3,250,000	Dell International LLC / EMC Corp.	02/01/33	5.750	3,247,445

	DIVERSIFIED FINANCIAL SERVICES (4.6%)
2,160,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/29/24	1.750	2,014,394
485,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/15/27	4.625	468,928
1,265,000	American Express Co.	03/04/27	2.550	1,173,300
1,250,000	American Express Co. (SOFR + 2.255%)[3]	05/26/33	4.989	1,238,986
2,330,000	Aviation Capital Group LLC[1]	12/15/24	5.500	2,307,628
2,685,000	Avolon Holdings Funding, Ltd.[1]	07/01/24	3.950	2,601,801
925,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	909,250
3,055,000	Bread Financial Holdings, Inc.[1]	12/15/24	4.750	2,772,413
2,338,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	2,156,805
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,244,237
2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	2,291,983
2,550,000	GCM Grosvenor Diversified Alternatives Issuer LLC[1,2]	11/15/41	6.000	2,014,755

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	DIVERSIFIED FINANCIAL SERVICES (continued)
$2,050,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.[1]	02/01/27	6.375%	$1,960,682
4,620,000	Sculptor Alternative Solutions LLC[1,2]	05/15/37	6.000	3,707,088
2,655,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	2,403,887
				30,266,137
	ELECTRIC (2.2%)
1,840,000	Alabama Power Co.	03/15/32	3.050	1,642,576
1,635,000	Avista Corp.	04/01/52	4.000	1,375,226
2,100,000	Duke Energy Florida LLC	11/15/52	5.950	2,379,282
5,065,000	Edison International (5-Year CMT Index + 4.698%)[3,5]		5.375	4,731,625
2,095,000	Narragansett Electric Co.[1]	04/09/30	3.395	1,930,428
2,120,000	Nevada Power Co.	05/01/53	5.900	2,420,916
				14,480,053
	HEALTHCARE-SERVICES (0.3%)
2,545,000	PeaceHealth Obligated Group	11/15/50	3.218	1,824,022
490,000	Sutter Health	08/15/30	2.294	412,159
				2,236,181
	INSURANCE (10.4%)
4,175,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[3]	04/11/48	5.500	3,979,063
2,880,000	Ascot Group, Ltd.[1]	12/15/30	4.250	2,532,612
2,035,000	Athene Global Funding[1]	06/29/25	2.550	1,885,406
2,790,000	Athene Holding, Ltd.	02/01/33	6.650	2,947,802
5,715,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[3]	01/15/40	4.900	4,854,813
2,920,000	Corebridge Financial, Inc. (5-Year CMT Index + 3.846%)[1,3]	12/15/52	6.875	2,904,640
4,210,000	Doctors Co. An Interinsurance Exchange[1]	01/18/32	4.500	3,531,609
1,600,000	Enstar Finance LLC (5-Year CMT Index + 5.468%)[3]	09/01/40	5.750	1,434,080
4,100,000	Enstar Finance LLC (5-Year CMT Index + 4.006%)[3]	01/15/42	5.500	3,381,679
5,540,000	F&G Annuities & Life, Inc.[1]	01/13/28	7.400	5,677,988
2,195,000	Fairfax Financial Holdings, Ltd.	04/29/30	4.625	2,062,881
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%)[1,3]	04/01/41	6.625	4,502,925
3,128,000	First American Financial Corp.	08/15/31	2.400	2,433,004
1,690,000	Metropolitan Life Global Funding I1	03/21/29	3.300	1,569,838
1,580,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (5-Year CMT Index + 3.982%)[1,3]	05/23/42	5.875	1,613,575
1,180,000	New York Life Insurance Co.[1]	05/15/50	3.750	984,249
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[3]	10/01/50	4.500	3,313,110
2,995,000	SiriusPoint, Ltd.[1]	11/01/26	4.600	2,564,618
3,125,000	Stewart Information Services Corp.	11/15/31	3.600	2,465,906
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%)[1,3]	04/02/49	5.000	4,667,277

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (continued)
$2,520,000	Teachers Insurance & Annuity Association of America[1]	05/15/50	3.300%	$1,903,846
3,655,000	United Insurance Holdings Corp.	12/15/27	7.250	1,827,500
6,280,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	5,585,844
				68,624,265
	INVESTMENT COMPANIES (7.0%)
2,490,000	Capital Southwest Corp.	01/31/26	4.500	2,229,173
1,635,000	CION Investment Corp.	02/11/26	4.500	1,498,143
5,725,000	Fairfax India Holdings Corp.[1]	02/26/28	5.000	5,309,938
2,930,000	Franklin BSP Lending Corp.[1]	12/15/24	4.850	2,784,328
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,318,384
3,450,000	FS KKR Capital Corp.[1]	02/14/25	4.250	3,258,599
2,330,000	Gladstone Capital Corp.	01/31/26	5.125	2,190,200
2,580,000	Golub Capital BDC, Inc.	04/15/24	3.375	2,503,087
1,965,000	Main Street Capital Corp.	05/01/24	5.200	1,953,375
2,960,000	MidCap Financial Investment Corp.	07/16/26	4.500	2,585,218
3,185,000	Morgan Stanley Direct Lending Fund	02/11/27	4.500	3,049,406
2,095,000	OFS Capital Corp.	02/10/26	4.750	1,862,117
1,445,000	Owl Rock Capital Corp. II1	11/26/24	4.625	1,383,907
2,560,000	Owl Rock Technology Finance Corp.[1]	06/30/25	6.750	2,474,983
2,535,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	2,289,161
3,025,000	Saratoga Investment Corp.	02/28/26	4.375	2,791,922
3,050,000	Silver Point Specialty Credit Fund, L.P.[2]	11/04/26	4.000	2,647,300
1,775,000	Stellus Capital Investment Corp.	03/30/26	4.875	1,627,440
3,165,000	Trinity Capital, Inc.	12/15/26	4.250	2,718,253
				46,474,934
	MEDIA (0.4%)
2,850,000	CCO Holdings LLC / CCO Holdings Capital Corp.[1]	03/01/31	7.375	2,857,125
	PACKAGING & CONTAINERS (0.2%)
1,465,000	AptarGroup, Inc.	03/15/32	3.600	1,273,454
	PHARMACEUTICALS (0.3%)
730,000	Bausch Health Cos., Inc.[1]	06/01/28	4.875	469,259
1,630,000	Bristol-Myers Squibb Co.	03/15/52	3.700	1,378,198
				1,847,457
	PIPELINES (2.2%)
4,045,000	Energy Transfer LP (3-Month USD-LIBOR + 4.028%)[3,5]		6.250	3,812,412
1,725,000	EnLink Midstream LLC[1]	09/01/30	6.500	1,757,344
887,000	EnLink Midstream Partners, LP	06/01/25	4.150	854,607
2,430,000	Harvest Midstream I LP1	09/01/28	7.500	2,390,513
4,400,000	MPLX LP (3-Month USD-LIBOR + 4.652%)[3,5]		6.875	4,401,320

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PIPELINES (continued)
$1,150,000	Northriver Midstream Finance LP1	02/15/26	5.625%	$1,104,000
				14,320,196
	PRIVATE EQUITY (0.3%)
2,095,000	Apollo Management Holdings LP (5-Year CMT Index + 3.266%)[1,3]	01/14/50	4.950	1,801,517
	REAL ESTATE INVESTMENT TRUSTS (3.3%)
4,140,000	Arbor Realty SR, Inc.[1]	10/15/27	8.500	4,153,591
5,075,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT
	Cayman/TRS / EF Cayman Non-MTM[1]	04/01/27	5.875	4,817,617
2,065,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	1,832,688
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	1,757,849
1,315,000	Realty Income Corp.	03/15/30	4.850	1,317,301
2,000,000	SBA Tower Trust[1]	01/15/28	6.599	2,083,680
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	02/12/25	3.500	1,331,831
1,945,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	1,859,896
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%)[1,3]	09/24/80	5.125	1,183,375
2,065,000	Starwood Property Trust, Inc.[1]	01/15/27	4.375	1,853,338
				22,191,166
	RETAIL (0.9%)
3,450,000	Nordstrom, Inc.	04/01/30	4.375	2,768,038
3,390,000	Target Corp.	09/15/32	4.500	3,418,997
				6,187,035
	SEMICONDUCTORS (0.3%)
2,100,000	ams-OSRAM AG1	07/31/25	7.000	2,021,319
	TELECOMMUNICATIONS (0.1%)
875,000	Connect Finco S.a r.l. / Connect US Finco LLC[1]	10/01/26	6.750	836,719
	TRUCKING & LEASING (0.3%)
1,925,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	02/01/28	5.700	1,973,672
	Total Corporate Bonds (Cost $316,218,357)			296,145,624

	LOAN PARTICIPATIONS AND ASSIGNMENTS (15.5%)
5,110,000	AAdvantage Loyality IP, Ltd. (3-Month USD-LIBOR +4.750%)[3]	04/20/28	9.558	5,243,320
3,316,625	AHP Health Partners, Inc. (1-Month USD-LIBOR + 3.500%)[3]	08/24/28	8.070	3,285,946
4,537,200	Air Canada (3-Month USD-LIBOR + 3.500%)[3]	08/11/28	8.130	4,529,895
2,285,834	AL NGPL Holdings LLC (3-Month USD-LIBOR + 3.750%)[3]	04/14/28	8.375	2,285,834
3,019,123	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[3]	02/10/27	10.230	2,419,706
2,302,360	Allspring Buyer LLC (3-Month USD-LIBOR + 3.000%)[3]	11/01/28	7.750	2,293,243
952,613	Allspring Buyer LLC (3-Month CME Term SOFR + 3.750%)[3]	11/01/28	8.330	949,936

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS
	(continued)
$297,826	Athenahealth Group, Inc. (3-Month USD-LIBOR + 3.500%)[3]	02/15/29	3.500%	$281,693
2,430,459	Athenahealth Group, Inc. (1-Month CME Term SOFR + 3.500%)[3]	02/15/29	8.012	2,298,801
1,180,745	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[3]	01/15/25	6.236	1,182,032
2,080,000	Axalta Coating Systems Dutch Holding B BV Term B4 (3-Month CME Term SOFR + 3.000%)[3]	12/20/29	7.506	2,087,800
2,320,500	Bausch Health Companies, Inc. (1-Month CME Term SOFR + 5.250%)[3]	02/01/27	9.828	1,779,731
2,789,083	BCP Renaissance Parent LLC Term B3 (1-Month CME Term SOFR + 3.500%)[3]	11/02/26	8.061	2,781,106
1,376,300	Buckeye Partners LP Term B1 (1-Month USD-LIBOR + 2.250%)[3]	11/01/26	6.634	1,375,873
3,630,000	Central Parent, Inc. (3-Month CME Term SOFR + 4.500%)[3]	07/06/29	9.080	3,619,800
1,916,239	Clarios Global LP (1-Month USD-LIBOR + 3.250%)[3]	04/30/26	7.820	1,907,003
3,840,884	Connect Finco S.a.r.l. (1-Month USD-LIBOR + 3.500%)[3]	12/11/26	8.070	3,808,889
2,500,000	Delos Finance S.a.r.l. (3-Month USD-LIBOR + 1.750%)[3]	10/06/23	6.480	2,499,100
2,260,892	Eastern Power LLC (3-Month USD-LIBOR + 3.750%)[3]	10/02/25	8.480	1,998,629
2,325,261	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.750%)[3]	08/01/27	6.119	2,287,476
1,910,813	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC) (3-Month USD-LIBOR + 4.500%)[3]	08/18/28	9.230	1,899,462
1,747,608	GIP II Blue Holding, LP (3-Month USD-LIBOR + 4.500%)[3]	09/29/28	9.230	1,743,781
1,559,677	Global Medical Responce, Inc. (1-Month USD-LIBOR + 4.250%)[3]	03/14/25	8.820	1,142,463
4,945,580	ILPEA Parent, Inc. (1-Month USD-LIBOR + 4.500%)[3]	06/22/28	9.070	4,784,848
1,661,776	Iridium Satellite LLC Term B2 (1-Month CME Term SOFR +
	2.500%)[3]	11/04/26	7.161	1,660,547
2,549,208	Jazz Pharmaceuticals Plc. (1-Month USD-LIBOR + 3.500%)[3]	05/05/28	8.070	2,545,614
2,268,600	LendingTree, Inc. Term B (1-Month USD-LIBOR + 3.750%)[3]	09/15/28	8.320	2,073,886
2,830,500	Lumen Technologies, Inc. Term A (1-Month USD-LIBOR + 2.000%)[3]	01/31/25	6.570	2,772,701
3,027,125	Medline Borrower, LP (1-Month USD-LIBOR + 3.250%)[3]	10/23/28	7.820	2,935,887
3,046,975	MIP V Waste LLC (1-Month USD-LIBOR + 3.250%)[3]	12/08/28	7.820	2,999,991
3,036,563	MPH Acquisition Holdings LLC (3-Month USD-LIBOR + 4.250%)[3]	09/01/28	8.985	2,724,829
2,666,951	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[3]	10/01/25	8.004	2,662,657

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS
	(continued)
$5,560,325	OCM System One Buyer CTB LLC (3-Month CME Term SOFR + 4.000%)[3]	03/02/28	8.730%	$5,449,118
2,592,371	Organon & Co. (3-Month USD-LIBOR + 3.000%)[3]	06/02/28	7.750	2,584,490
3,080,000	Propulsion (BC) Newco LLC (3-Month CME Term SOFR + 4.000%)[3]	09/14/29	8.580	3,045,350
2,004,500	SkyMiles IP, Ltd. (3-Month USD-LIBOR + 3.750%)[3]	10/20/27	8.558	2,070,909
1,810,000	Starwood Property Mortgage LLC (1-Month CME Term SOFR + 3.250%)[3]	11/18/27	7.811	1,797,185
3,723,675	United AirLines, Inc. Term B (3-Month USD-LIBOR + 3.750%)[3]	04/21/28	8.568	3,715,334
1,128,671	Verscend Holding Corp. Team B1 (1-Month USD-LIBOR + 4.000%)[3]	08/27/25	8.570	1,125,443
1,794,028	Vistra Operations Company LLC (fka Tex Operations Co. LLC) (1-Month USD-LIBOR + 1.750%)[3]	12/31/25	6.300	1,789,543
2,145,000	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[3]	05/30/25	6.320	2,141,976
	Total Loan Participations and Assignments (Cost $105,221,736)			102,581,827
	MUNICIPAL BONDS (0.9%)
1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313	1,158,531
5,605,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/33	2.000	4,640,984
	Total Municipal Bonds (Cost $7,330,923)			5,799,515
	PREFERRED STOCK (2.6%)
178,600	Eagle Point Credit Co., Inc.	01/31/29	5.375	3,939,916
99,600	First Eagle Alternative Capital BDC, Inc.	05/25/26	5.000	2,337,612
132,600	Gladstone Investment Corp.	11/01/28	4.875	2,902,614
93,600	Horizon Technology Finance Corp.	03/30/26	4.875	2,227,680
130,800	Oxford Lane Capital Corp.	01/31/27	5.000	2,943,000
114,000	Trinity Capital, Inc.	01/16/25	7.000	2,868,240
	Total Preferred Stock (Cost $18,770,836)			17,219,062
	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.2%)
464,777	Cascade Funding Mortgage Trust 2018-RM2[1,3,4]	10/25/68	4.000	451,347
604,543	Cascade Funding Mortgage Trust 2019-RM3[1,3,4]	06/25/69	2.800	585,057
350,458	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	323,564
	Total Residential Mortgage Backed Securities (Cost $1,415,495)			1,359,968

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BONDS AND NOTES (13.4%)
$37,305,000	U.S. Treasury Bond[6]	08/15/41	1.750%	$27,177,275
2,250,000	U.S. Treasury Bond	08/15/46	2.250	1,717,998
3,350,000	U.S. Treasury Bond	11/15/52	4.000	3,582,406
700,000	U.S. Treasury Note[6]	02/15/23	2.000	699,311
1,200,000	U.S. Treasury Note[6]	10/31/23	1.625	1,172,250
19,000,000	U.S. Treasury Note	12/31/24	4.250	19,000,000
300,000	U.S. Treasury Note[6]	08/15/26	1.500	277,524
500,000	U.S. Treasury Note[6]	08/31/28	1.125	437,617
150,000	U.S. Treasury Note[6]	12/31/28	1.375	132,498
18,400,000	U.S. Treasury Note[6]	05/15/30	0.625	15,051,344
23,300,000	U.S. Treasury Note	08/15/31	1.250	19,551,066
	Total U.S. Treasury Bonds and Notes (Cost $88,512,164)			88,799,289

	U.S. TREASURY BILLS (1.4%)
9,350,000	U.S. Treasury Bill[7]	03/30/23	0.000	9,286,009
450,000	U.S. Treasury Bill[6,7]	04/13/23	0.000	445,985
	Total U.S. Treasury Bills (Cost $9,732,279)			9,731,994

TOTAL INVESTMENTS (Cost $700,178,231)[8]		100.3%		$664,888,432
LIABILITIES IN EXCESS OF OTHER ASSETS		(0.3)%		(2,273,050)
NET ASSETS		100.0%		$662,615,382

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2023 was $ 273,924,302 or 41.3% of net assets.

[2]	Security that used significant unobservable inputs to determine fair value.
[3]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2023 coupon or interest rate.
[4]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	Security issued with zero coupon. Income is recognized through accretion of discount.
[8]	The aggregate cost for federal income tax purposes is $700,178,231, the aggregate gross unrealized appreciation is $7,848,231 and the aggregate gross unrealized depreciation is $39,700,998, resulting in net unrealized depreciation of $31,852,767.

Abbreviations:

CME	–	Chicago Mercantile Exchange.
CMT	–	Constant Maturity Treasury.
LIBOR	–	London Interbank Offered Rate.
SOFR	–	Secured Overnight Financing Rate.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at January 31, 2023:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	381	March 2023	$41,168,814	$41,621,274	$452,460
U.S. Treasury 10-Year Notes	810	March 2023	91,435,414	92,757,656	1,322,242
U.S. Long Bond	200	March 2023	25,603,813	25,975,000	371,187
U.S. Ultra Bond	235	March 2023	32,274,201	33,311,250	1,037,049
U.S. Treasury 10-Year Ultra Bond	219	March 2023	26,136,296	26,543,484	407,188
					$3,590,126
Contracts to Sell:
U.S. Treasury 2-Year Notes	213	March 2023	$43,650,023	$43,803,117	$(153,094)
Net Unrealized Gain on Open Futures Contracts					$3,437,032

FAIR VALUE MEASUREMENTS

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non- U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2023
Asset Backed Securities	$–	$92,071,361	$6,765,632	$98,836,993
Commercial Mortgage Backed Securities	–	37,982,373	6,431,787	44,414,160
Corporate Bonds	–	287,776,481	8,369,143	296,145,624
Loan Participations and Assignments	–	102,581,827	–	102,581,827
Municipal Bonds	–	5,799,515	–	5,799,515
Preferred Stock	17,219,062	–	–	17,219,062
Residential Mortgage Backed Securities	–	1,359,968	–	1,359,968
U.S. Treasury Bonds and Notes	–	88,799,289	–	88,799,289
U.S. Treasury Bills	–	9,731,994	–	9,731,994
Total Investment, at value	$17,219,062	$626,102,808	$21,566,562	$664,888,432
Other Financial Instruments, at value
Financial Futures Contracts	$3,437,032	$–	$–	$3,437,032
Other Financial Instruments, at value	$3,437,032	$–	$–	$3,437,032

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2023:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2022	$6,860,896	$6,703,260	$11,623,862	$25,188,018
Purchases	—	—	395,513	395,513
Sales/Paydowns	(146,968)	(190,031)	—	(336,999)
Realized gains/(losses)	—	—	—	—
Change in unrealized appreciation/(depreciation)	51,704	(81,193)	(327,225)	(356,714)
Amortization	—	(249)	2,635	2,386
Transfers from Level 3	—	—	(3,325,642)	(3,325,642)
Transfers to Level 3	—
Balance as of January 31, 2023	$6,765,632	$6,431,787	$8,369,143	$21,566,562

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.